BMC FUND, INC.

                            Financial Statements and
                         Additional Information for the
                            Year Ended March 31, 1999
                        and Independent Auditors' Report

                CONFIDENTIAL: For the use of shareholders and the
                    Securities and Exchange Commission only.

BMC FUND, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

DIRECTORS AND OFFICERS                                                       1

LETTER TO SHAREHOLDERS                                                       2

FEDERAL INCOME TAX INFORMATION                                               3

SUPPLEMENTAL PROXY INFORMATION                                              3-4

INDEPENDENT AUDITORS' REPORT                                                 5

STATEMENT OF ASSETS AND LIABILITIES                                          6

STATEMENT OF OPERATIONS                                                      7

STATEMENTS OF CHANGES IN NET ASSETS                                          8

NOTES TO FINANCIAL STATEMENTS                                              9-10

FINANCIAL HIGHLIGHTS                                                        11

SCHEDULES OF INVESTMENTS:
  I Investments in Securities of Unaffiliated Issuers                      12-21
 II Investments - Other than Securities                                     22
III Investments in Affiliates                                               23

BMC FUND, INC.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

DIRECTORS

   E. D. Beach                                Lenoir, North Carolina
   James T. Broyhill                          Winston-Salem, North Carolina
   Paul H. Broyhill                           Lenoir, North Carolina
   William E. Cooper                          Dallas, Texas
   Lawrence Z. Crockett                       Vero Beach, Florida
   Willard A. Gortner                         Naples, Florida
   Allene B. Heilman                          Clearwater, Florida
   Harry Heltzer                              Lenoir, North Carolina
   Gene A. Hoots                              Charlotte, North Carolina
   Michael G. Landry                          Ft. Lauderdale, Florida
   Dolph W. von Arx                           Naples, Florida

OFFICERS

   Paul H. Broyhill                           Chairman
   E. D. Beach                                President, Secretary and
                                                Treasurer
   Carol Frye                                 Assistant Secretary and
                                                Assistant Treasurer

DIRECTORS EMERITUS

   Clarence E. Beach                          Lenoir, North Carolina
   Clarence A. Holden                         Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the year ended March 31, 1999, the Fund paid the following dividends per share:

      First of each month $.11                                     $  1.32
      Special dividends:
        June                                                           .28
        December                                                       .71
        March 31, 1999                                                 .11
                                                                   -------

      Total                                                        $  2.42
                                                                   =======

We now have tax-exempt investments in 63 securities. We have invested in issues of 19 states. Our highest investment in any state is North Carolina in which we have a par value of $21,440,000 invested. Our holdings, based on maturity values at March 31, 1999, are rated as follows (in thousands):

      AAA                                                          $31,705
      AA                                                             7,355
      A                                                             34,500
                                                                   -------

      Total                                                        $73,560
                                                                   ========

At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy so that no funds could be invested in tax-exempt securities after April 1, 1999.

The tax exempt securities were redeemed as follows:

      April 1999                                                   $69,340,000
      May 1999                                                       4,220,000
                                                                   -----------

      Total                                                        $73,560,000
                                                                   ===========

In addition to the tax-exempt investments, we have a taxable portfolio with a fair market value of $47,460,599 at March 31, 1999.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, Chairman                      E. D. Beach, President

CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission Only.

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 1999) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year the Fund paid distributions to its shareholders totaling $2.42 per share, comprised of $.45 per share ordinary income and short term capital gains which are taxable as ordinary income, $1.16 per share long term capital gains which are taxable as such, and $.81 per share tax exempt income. The shareholders are furnished a Form 1099 in January of each year which details the federal tax status of dividends paid by the Fund during the calendar year.

                         SUPPLEMENTAL PROXY INFORMATION
                       1998 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on July 25, 1998 at The Greenbrier, White Sulphur Springs, West Virginia. The meeting was held for the following purposes:

1.    To elect the following eleven directors to serve as follows:

      Director                          Term                        Expiring

      E. D. Beach                       1 year                      1999
      James T. Broyhill                 1 year                      1999
      Paul H. Broyhill                  1 year                      1999
      William E. Cooper                 1 year                      1999
      Lawrence Z. Crockett              1 year                      1999
      Willard A. Gortner                1 year                      1999
      Allene B. Heilman                 1 year                      1999
      Harry Heltzer                     1 year                      1999
      Gene A. Hoots                     1 year                      1999
      Michael G. Landry                 1 year                      1999
      Dolph W. von Arx                  1 year                      1999

2. To ratify the selection of Deloitte & Touche LLP as the Company's auditor for the fiscal year beginning April 1, 1998.

3.    To vote upon such other business as may come before the meeting.

      The results of the proxy solicitation on the above matters were as follows:

         Director                  Votes For   Votes Against   Votes Withheld     Abstentions
      1. E. D. Beach               4,781,691         -             151,590             -
         James T. Broyhill         4,781,691         -             151,590             -
         Paul H. Broyhill          4,781,691         -             151,590             -
         William E. Cooper         4,781,691         -             151,590             -
         Lawrence Z. Crockett      4,781,691         -             151,590             -
         Willard A. Gortner        4,781,691         -             151,590             -
         Allene B. Heilman         4,781,691         -             151,590             -
         Harry Heltzer             4,781,691         -             151,590             -
         Gene A. Hoots             4,781,691         -             151,590             -
         Michael G. Landry         4,781,691         -             151,590             -
         Dolph W. von Arx          4,781,691         -             151,590             -

      2. Deloitte & Touche LLP     4,781,691         -             151,590             -

      3. There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman of the Board, and E. D. Beach, President, are primarily responsible for the day to day management of the Company's portfolio and have had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by IBJ Whitehall Bank & Trust Company ("IBJ Whitehall"), which is responsible for approximately $19.3 million of the Fund's portfolio, and W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $7.6 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of IBJ Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by IBJ Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co. Mr. Blaustein has held his current position with IBJ Whitehall for more than a year. Mr. Reaves has held his current position with Reaves & Co. for more than five years.

                       [LETTERHEAD OF DELOITTE & TOUCHE]

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
  Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of March 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended March 31, 1999 and 1998, and the selected financial highlights for each of the ten years in the period ended March 31, 1999. These financial statements and financial highlights are the responsibility of BMC Fund, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BMC Fund, Inc. at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended March 31, 1999 and 1998, and the financial highlights for each of the ten years in the period ended March 31, 1999, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

May 11, 1999

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $108,094,918)                                          $121,228,494
  Investments in affiliates - wholly owned subsidiaries (equity value - $15,137,583)     21,412,126
  Investment real estate (cost - $147,267)                                                  150,000
  Cash and short-term investments                                                            61,272
  Receivables, principally accrued interest                                               1,034,907
  Other assets                                                                               28,190
                                                                                       ------------

          Total assets                                                                  143,914,989
                                                                                       ------------

LIABILITIES:
  Accounts payable and accrued expenses                                                      48,102
  Payable to broker                                                                         774,740
                                                                                       ------------

          Total liabilities                                                                 822,842
                                                                                       ------------

NET ASSETS AT MARCH 31, 1999 - EQUIVALENT TO $29.01 PER
  SHARE ON 4,933,281 SHARES OF COMMON STOCK  OUTSTANDING                               $143,092,147
                                                                                       ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share - authorized, 70,000,000 shares;
    outstanding, 4,933,281 shares                                                      $ 24,666,405
  Retained earnings prior to becoming investment company                                 92,939,370
  Undistributed net investment income                                                       880,806
  Undistributed nontaxable gain                                                           5,194,714
  Unrealized appreciation of investments                                                 19,410,852
                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                      $143,092,147
                                                                                       ============

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Exempt interest                                               $ 2,941,017
    Other interest and dividends                                    1,374,454
    Equity in earnings of wholly owned subsidiaries                 1,261,274
                                                                  -----------

          Total income                                              5,576,745
                                                                  -----------

  Expenses:
    Investment expenses                                               118,718
    Officers' remuneration (Note 2)                                    66,000
    Salaries                                                           44,667
    Taxes and license                                                  29,557
    Legal and professional fees                                        61,568
    Travel and entertainment                                           69,310
    Property and liability insurance                                   16,610
    Directors' fees (Note 2)                                           26,000
    Rent                                                               14,100
    Depreciation expense                                                2,585
    Office supplies and expense                                        14,700
    Miscellaneous                                                       8,329
                                                                  -----------

          Total expenses                                              472,144
                                                                  -----------

          Net investment income                                     5,104,601
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain from investment securities sold                     4,577,828
  Change in unrealized appreciation of investments for the year    (5,357,102)
                                                                  -----------

          Net loss on investments                                    (779,274)
                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 4,325,327
                                                                  ===========

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                      1999             1998
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $   5,104,601    $   6,210,383
  Net realized gain on investments                                   4,577,828        4,196,144
  Change in unrealized appreciation                                 (5,357,102)       5,413,824
                                                                 -------------    -------------

          Net increase in net assets resulting from operations       4,325,327       15,820,351

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investment securities                       (4,577,828)      (4,196,144)
  Net investment income                                             (7,360,712)      (5,621,085)
                                                                 -------------    -------------

TOTAL (DECREASE) INCREASE IN NET ASSETS                             (7,613,213)       6,003,122

NET ASSETS AT BEGINNING OF YEAR                                    150,705,360      144,702,238
                                                                 -------------    -------------

NET ASSETS AT END OF YEAR (Including
  undistributed net investment income:  1999 - $880,806;
  1998 - $3,136,917)                                             $ 143,092,147    $ 150,705,360
                                                                 =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The municipal bond investments and other investment securities are stated at market as determined by a pricing service and closing prices on national securities exchanges, respectively. The cost of the bonds has been adjusted for amortization of premium and accretion of discount over the term of the security. Interest income is adjusted to reflect such amortization and accretion. The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries.

      B. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      C. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Temporary Cash and Short-term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at March 31, 1999) to be equivalent to cash. Short-term investments are money market investments managed by third party investors and are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. During the current year, the Chairman was paid $16,000 and the President was paid $50,000. The independent directors are paid an annual fee of $1,000 plus $1,000 for each meeting attended.

3.    SUBSEQUENT EVENT

      In April and May 1999, the Company redeemed $69,340,000 and $4,220,000 of tax-exempt securities at par value. The Company reinvested the funds in corporate bonds.

BMC FUND, INC.

FINANCIAL HIGHLIGHTS
EACH OF THE TEN YEARS IN THE PERIOD ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the ten years in the period ended March 31, 1999. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

      PER SHARE OPERATING
           PERFORMANCE                         1999          1998         1997         1996         1995         1994
Net asset value, beginning of period         $   30.55     $   29.33    $   29.40    $   28.23    $   28.02    $   28.59
                                             ---------     ---------    ---------    ---------    ---------    ---------
  Net investment income                           1.04          1.26         1.29         1.22         1.28         1.30
  Net gains (losses) on investments               (.16)         1.95          .54         1.69          .46         (.46)
                                             ---------     ---------    ---------    ---------    ---------    ---------
Total from investment operations                   .88          3.21         1.83         2.91         1.74          .84
                                             ---------     ---------    ---------    ---------    ---------    ---------
Less distributions:
  Dividends from net investment income            1.49          1.14         1.16         1.05         1.20         1.21
  Distributions from capital gains                 .93           .85          .74          .69          .33          .20
                                             ---------     ---------    ---------    ---------    ---------    ---------
Total distributions                               2.42          1.99         1.90         1.74         1.53         1.41
                                             ---------     ---------    ---------    ---------    ---------    ---------
Net asset value, end of period               $   29.01     $   30.55    $   29.33    $   29.40    $   28.23    $   28.02
                                             =========     =========    =========    =========    =========    =========
Per share market value, end of period(1)     $   26.00     $   26.00          N/A    $   26.00    $   26.00          N/A
                                             =========     =========    =========    =========    =========    =========
TOTAL INVESTMENT RETURN(2)                        3.38%        12.33%        7.05%       11.17%        6.68%        3.25%
                                             =========     =========    =========    =========    =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 143,092     $ 150,705    $ 144,702    $ 145,036    $ 139,248    $ 138,230
Ratio of expenses to average net assets(3)         .32%          .27%         .27%         .29%         .30%         .30%

Ratio of net investment income to
  average net assets(3)                           3.50%         4.18%        4.39%        4.21%        4.55%        4.60%
Portfolio turnover rate                          80.17%        26.98%       31.23%       21.75%       32.29%       22.48%

      PER SHARE OPERATING
           PERFORMANCE                        1993         1992          1991        1990
Net asset value, beginning of period         $   27.77    $   27.71    $   27.69    $   27.58
                                             ---------    ---------    ---------    ---------
  Net investment income                           1.42         1.62         1.76         1.84
  Net gains (losses) on investments               1.14          .31          .30          .27
                                             ---------    ---------    ---------    ---------
Total from investment operations                  2.56         1.93         2.06         2.11
                                             ---------    ---------    ---------    ---------
Less distributions:
  Dividends from net investment income            1.45         1.72         1.83         1.92
  Distributions from capital gains                 .29          .15          .21          .08
                                             ---------    ---------    ---------    ---------
Total distributions                               1.74         1.87         2.04         2.00
                                             ---------    ---------    ---------    ---------
Net asset value, end of period               $   28.59    $   27.77    $   27.71    $   27.69
                                             =========    =========    =========    =========
Per share market value, end of period(1)           N/A    $   26.00    $   26.00    $   26.00
                                             =========    =========    =========    =========
TOTAL INVESTMENT RETURN(2)                        9.83%        7.39%        7.93%        8.12%
                                             =========    =========    =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $ 141,023    $ 136,994    $ 136,735    $ 136,633
Ratio of expenses to average net assets(3)         .27%         .29%         .31%         .28%

Ratio of net investment income to
  average net assets(3)                           5.02%        5.82%        6.36%        6.66%
Portfolio turnover rate                          30.12%       32.74%       29.17%       18.87%

(1)   Unaudited - Based on stock trades during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3)   Average is computed on a quarterly basis.

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                             Coupon                                                     Percent
                                            Interest     Maturity       Maturity          Market        of Net
Debt Issuer                                   Rate         Date          Value            Value         Assets
MUNICIPAL BONDS:
  Aiken County, SC Schools                    4.40%      04/01/99      $  250,000      $  250,000
  Albany County, NY                           5.00%      04/01/99         250,000         250,000
  Dade County, FL                             5.50%      04/01/99         125,000         125,000
  Eau Claire, Wisconsin                       4.90%      04/01/99         445,000         445,000
  Fairfax County, VA                          6.00%      04/01/99         250,000         253,125
  Fairfax County, VA Pub Impt                 5.60%      04/01/99         750,000         750,000
  Kenosha, Wisconsin                          6.80%      04/01/99         500,000         500,000
  Kenosha, Wisconsin School                   6.20%      04/01/99       1,225,000       1,225,000
  Marquette, Michigan                         7.50%      04/01/99         400,000         408,000
  Massachusetts State                         7.50%      04/01/99       1,000,000       1,020,000
  New Jersey State                            7.00%      04/01/99         300,000         300,000
  New York State                              4.10%      04/01/99         300,000         300,000
  New York State Local Govt                   5.10%      04/01/99         375,000         375,000
  New York Thruway                            6.00%      04/01/99         100,000         100,000
  New York State Thruway                      5.00%      04/01/99         250,000         250,000
  North Hempstead, NY                         7.25%      04/01/99         240,000         244,800
  North Hempstead, NY Pub. Impt               7.25%      04/01/99         550,000         561,000
  Ohio State Bldg. Authority                  6.90%      04/01/99         900,000         900,000
  Randolph County, NC BE                      6.40%      04/01/99         145,000         145,000
  Southern Illinois University                5.00%      04/01/99         500,000         500,000
  Surry Cnty, NC                              6.25%      04/01/99       1,000,000       1,000,000
  Texas State                                 5.00%      04/01/99         400,000         400,000
  Virginia College Bldg. Authority            7.55%      04/01/99         625,000         637,500
  Wayne Cnty, NC Water                        6.90%      04/01/99         110,000         110,000
  Dorchester Cnty, SC*                    variable       04/15/99       3,000,000       3,000,210
  Knox County, TN                             8.60%      04/15/99         645,000         659,190
  New Jersey*                                 7.25%      04/15/99         250,000         253,515
  Rock Hill, Ohio                             4.15%      04/15/99       1,000,000       1,000,320
  Washington Township, NJ                     7.50%      04/15/99         150,000         150,244
  Wynford, Ohio                               3.95%      04/15/99       1,000,000       1,000,270
  Broward County, FL                          4.00%      04/20/99         800,000         800,320
  Alabama Mental Health                       7.38%      05/01/99       2,000,000       2,046,840
  Polk County, NC                             6.50%      05/01/99         520,000         521,461
  Richland County, SC School Dist. 2          5.30%      05/01/99         700,000         701,274
  New Jersey Wastewater                       6.80%      05/15/99       1,000,000       1,004,470
  Mecklenburg County, NC A&B*                 6.60%      04/01/00         365,000         366,825
  Honolulu, Hawaii City & County              4.70%      10/01/00         300,000         305,856
  Philadelphia, PA*                           7.63%      04/01/01         600,000         612,000
  Georgia State Bond*                         7.25%      04/01/03         500,000         510,000
  Mecklenburg County, NC Ser. A&B*            6.70%      04/01/05         270,000         275,400

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                             Coupon                                                     Percent
                                            Interest     Maturity       Maturity          Market        of Net
Debt Issuer                                   Rate         Date          Value            Value         Assets
MUNICIPAL BONDS (Continued):
  Miami, FL*                                  7.40%      04/01/05      $    100,000    $   102,000
  New Jersey State *                          7.25%      04/15/05           500,000        508,275
  Durham County, NC Pub. Impt.*           variable       05/01/08         2,000,000      2,000,000
  Georgia State Series B*                     6.25%      04/01/09           500,000        510,000
  Montgomery County, PA*                  variable       12/01/13         4,660,000      4,660,000
  Virginia College Bldg. Authority*           7.75%      04/01/14         1,000,000      1,020,000
  West Virginia*                              7.25%      04/01/14         2,800,000      2,800,000
  North Carolina Med. Care*               variable       10/01/16         9,730,000      9,730,000
  Mecklenburg County, NC*                 variable       02/01/17         2,600,000      2,600,000
  Mecklenburg County, NC*                 variable       02/01/18         4,700,000      4,700,000
  Jacksonville, FL Rev.*                  variable       03/01/18         1,100,000      1,100,000
  Cobb County, GA*                            3.50%      11/01/18         5,190,000      5,190,000
  Palm Beach County, FL Education*        variable       11/01/18           750,000        750,000
  Palm Beach County, FL                       3.50%      11/01/18           500,000        500,000
  Fairfax County, VA*                     variable       09/01/21         4,340,000      4,340,000
  Jacksonville, FL*                       variable       10/02/22         3,000,000      3,000,000
  District of Columbia Rev.*              variable       07/01/23         3,000,000      3,000,000
  Emmaus, PA*                             variable       12/01/28         3,000,000      3,000,000
                                                                       ------------    -----------

TOTAL INVESTMENTS IN MUNICIPAL BONDS                                   $ 73,560,000     73,767,895      51.55%
                                                                       ============    -----------      -----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                Percent
                                                                                  Market         of Net
Company Name                                  Shares                Cost           Value         Assets
MUTUAL FUNDS:
  8,845.39    Baron Asset Fund                 8,845             $  300,655     $  479,155
  2,000.00    Central European Value Fund      2,000                 25,823         18,375
 30,884.33    Cornercap Growth Fund           30,884                339,055        295,254
  3,000.00    Europe Fund Inc                  3,000                 54,093         50,438
  8,500.00    European Warrant Fund            8,500                137,950        119,000
  9,916.08    Ivy Fund Emerging Growth A       9,916                263,024        305,514
 13,882.34    Ivy Fund Global Science &
                Technology A                  13,882                211,899        363,579
  9,512.21    Ivy Global Fund Cl A             9,512                120,159        109,105
  6,695.93    Ivy International Fund A         6,696                213,693        283,773
  4,300.00    Midcap SPDR Trust I              4,300                247,294        296,431
  1,000.00    SPDR Trust Unit I                1,000                 77,942        128,375
                                                                 ----------       --------

TOTAL INVESTMENTS IN MUTUAL FUNDS                                $1,991,587      2,448,999       1.71%
                                                                 ==========      ---------       ----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS:
  Aerospace/Defense                4,000     Boeing Co                          $   203,200    $   136,000
                                   8,000     Coltec Inds Inc                        167,768        145,500
                                   6,100     Raytheon Co                            162,351        357,613
                                                                                -----------    -----------
                                                                                    533,319        639,113          .45%
                                                                                -----------    -----------        -----

  Aluminum                         5,800     Alcoa Inc                               93,670        238,888          .17%
                                                                                -----------    -----------        -----

  Apparel                          7,400     Jones Apparel Group                     55,234        206,737          .14%
                                                                                -----------    -----------        -----

  Auto & Truck                     3,000     General Motors Corp                    145,430        261,000          .18%
                                                                                -----------    -----------        -----

  Banking                          5,124     Banco de Santander ADR                  99,839        102,800
                                   3,500     Bankamerica Corp New                    61,206        247,188
                                   7,350     Charter One Financial Inc              210,312        212,116
                                   1,000     Citigroup Inc                           44,305         63,875
                                   4,500     First American Tennessee                67,188        165,937
                                   9,580     Mellon Bank Corp                       203,452        674,193
                                   1,500     Old Kent Financial Corp                 66,763         63,469
                                   6,000     Wells Fargo & Co Del                   165,101        210,375
                                                                                -----------    -----------
                                                                                    918,166      1,739,953         1.22%
                                                                                -----------    -----------        -----

  Beverage - Alcoholic             2,200     Anheuser Busch Companies Inc            75,120        167,475          .12%
                                                                                -----------    -----------        -----

  Beverage - Nonalcoholic          7,000     PepsiCo Inc                            253,374        274,313          .19%
                                                                                -----------    -----------        -----

  Building Materials               7,300     Eagle Hardware & Garden                141,353        278,769
                                  10,000     Fletcher Challenge Bldg ADR            128,360        131,875
                                                                                -----------    -----------
                                                                                    269,713        410,644          .29%
                                                                                -----------    -----------        -----

  Canadian Energy                  2,500     Imperial Oil Ltd Com New                44,844         47,813          .03%
                                                                                -----------    -----------        -----

  Chemical - Basic                 4,500     Monsanto Co                             45,659        206,719          .14%
                                                                                -----------    -----------        -----

  Chemical - Diversified           4,600     Air Products & Chemicals Inc           118,101        157,550          .11%
                                                                                -----------    -----------        -----

  Computer Software                9,000     Automatic Data Processing              121,984        372,375
  & Services                       3,000     Electronic Data Systems                158,115        146,063
                                   4,200     Hewlett Packard Co                      59,839        284,812
                                   5,300     Sun Microsystems Inc                   171,046        662,831
                                                                                -----------    -----------
                                                                                    510,984      1,466,081         1.02%
                                                                                -----------    -----------        -----

  Consumer Products                6,500     Kimberly Clark Corp                    334,587        311,594          .22%
                                                                                -----------    -----------        -----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS:
  (Continued):

  Diversified Companies            6,000     AlliedSignal Inc                   $   155,680    $   295,125
                                   2,200     United Technologies CP                 119,037        297,963
                                                                                -----------    -----------
                                                                                    274,717        593,088          .41%
                                                                                -----------    -----------        -----

  Drugs                            3,500     Alza Corp Del                          102,519        133,875
                                  10,000     Amgen Inc                              296,281        748,750
                                   2,595     Cardinal Health Inc                    109,321        171,270
                                  23,000     Johnson & Johnson                      528,594      2,150,500
                                   1,000     Novartis AG Sponsored ADR               95,063         81,107
                                   3,400     Pfizer Inc                              51,129        471,750
                                                                                -----------    -----------
                                                                                  1,182,907      3,757,252         2.63%
                                                                                -----------    -----------        -----

  Drugstores                       6,488     CVS Corp                                86,140        308,180          .22%
                                                                                -----------    -----------        -----

  Electrical Equipment             5,100     General Electric Co                    139,482        564,187          .39%
                                                                                -----------    -----------        -----

  Electric Utilities              14,000     Ameren Corp                            546,769        506,625
                                   2,000     Cilcorp Inc                            117,602        120,125
                                   6,600     Cinergy Corp                           204,868        181,500
                                   8,600     CMS Energy Corp                        352,534        346,150
                                     500     Baltimore Gas & Electric                12,597         12,687
                                   4,750     Dominion Resources Inc VA              164,588        175,453
                                  12,200     Duke Energy Corp                       598,743        668,713
                                   5,000     Eastern Utilities Assoc                143,787        141,563
                                  16,000     FirstEnergy Corp                       422,061        448,000
                                   4,000     New England Electric Systems           192,530        194,000
                                  17,000     Nisource Inc                           417,515        459,000
                                   1,000     Northern States Power Minn              25,195         23,187
                                  15,600     Southern Co                            366,330        363,675
                                  21,000     Teco Energy Inc                        513,473        417,375
                                  12,000     Wisconsin Energy Corp                  358,870        312,750
                                                                                -----------    -----------
                                                                                  4,437,462      4,370,803         3.05%
                                                                                -----------    -----------        -----

  Electronics                      5,000     Altera Corp                            276,337        297,500
                                   8,000     Maxim Integrated Products              301,392        433,000
                                   7,187     Molex Inc                              145,014        211,118
                                   5,000     SCI Systems Inc                        169,953        148,125
                                                                                -----------    -----------
                                                                                    892,696      1,089,743          .76%
                                                                                -----------    -----------        -----

  Entertainment                    7,000     Bally Total Fitness Hldgs              114,187        167,125
                                   4,000     Carnival Corp                          120,863        194,250
                                   6,000     Walt Disney Co                         117,360        186,750
                                                                                -----------    -----------
                                                                                    352,410        548,125          .38%
                                                                                -----------    -----------        -----


BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS
  (Continued):
  Financial Services               2,000     Countrywide Credit Ind Del         $    90,573    $    75,000
                                   8,500     Espirito Santo Financial SA ADR        151,955        134,406
                                                                                -----------    -----------
                                                                                    242,528        209,406          .15%
                                                                                -----------    -----------        -----

  Food Processing                  5,500     Nabisco Hldgs Corp Cl A                159,315        228,594
                                   6,150     Nestle SA Sponsored ADR                201,834        558,635
                                  10,000     Sara Lee Corp                          151,625        247,500
                                                                                -----------    -----------
                                                                                    512,774      1,034,729          .72%
                                                                                -----------    -----------        -----

  Food Wholesalers                11,000     Sysco Corp                             168,835        289,437          .20%
                                                                                -----------    -----------        -----

  Foreign Telecommunications       7,600     Cable & Wireless ADR                   204,818        280,725
                                   3,800     Ericsson LM Tel Co ADR                  22,848         90,488
                                                                                -----------    -----------
                                                                                    227,666        371,213          .26%
                                                                                -----------    -----------        -----

  Gold/Silver Mining               6,000     Euro Nevada Mining Ltd                  81,622         80,145
                                   6,900     Stillwater Mining Co                   100,310        181,987
                                                                                -----------    -----------
                                                                                    181,932        262,132          .18%
                                                                                -----------    -----------        -----

  Grocery                          6,800     Kroger Co                               83,572        407,150          .28%
                                                                                -----------    -----------        -----

  Hotel/Gaming                     9,000     International Game Tech                168,630        131,625          .09%
                                                                                -----------    -----------        -----

  Household Products               3,500     Colgate Palmolive Co                    89,886        322,000          .23%
                                                                                -----------    -----------        -----

  Insurance                        3,937     American Intl Group                    100,062        474,901
                                   1,000     Blanch, EW Holdings Inc                 55,865         52,500
                                   4,000     Conseco Inc                            175,165        123,500
                                   7,450     ING Groep NV Sponsored ADR             134,201        409,284
                                   1,500     Mercury General Corp New                65,407         52,313
                                                                                -----------    -----------
                                                                                    530,700      1,112,498          .78%
                                                                                -----------    -----------        -----

  Machinery                        8,000     Dover Corp                              87,145        263,000          .18%
                                                                                -----------    -----------        -----

  Medical Services                12,200     Healthsouth Corp                       140,810        126,575          .09%
                                                                                -----------    -----------        -----

  Medical Supplies                 4,000     Baxter Intl Inc                        106,245        264,000          .18%
                                                                                -----------    -----------        -----

  Natural Gas - Distributing       3,400     Indiana Energy Inc                      77,273         64,384
                                   3,100     Oneok Inc New                           99,954         76,725
                                   3,000     Providence Energy Corp                  60,649         55,125
                                                                                -----------    -----------
                                                                                    237,876        196,234          .14%
                                                                                -----------    -----------        -----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS
  (Continued):
  Natural Gas - Diversified          800     Consolidated Natural Gas           $    40,793    $    38,950
                                   8,700     Enron Corp                             441,846        558,975
                                   3,000     Keyspan Energy                          89,175         75,375
                                     300     National Fuel Gas NJ                    12,968         11,775
                                   9,000     Questar Corp                           171,587        152,437
                                                                                -----------    -----------
                                                                                    756,369        837,512          .59%
                                                                                -----------    -----------        -----

  Oilfield Services & Equipment    3,500     Apache Corp                             99,434         91,219
                                   3,000     Core Laboratories NV                    62,905         52,875
                                   5,000     Newpark Resources Inc                   88,201         36,250
                                   1,500     Petroleum Geo-Svcs ADR                  21,867         22,875
                                   3,000     Schlumberger Ltd                       152,313        180,563
                                   2,500     Transocean Offshore                     63,208         72,031
                                                                                -----------    -----------
                                                                                    487,928        455,813          .32%
                                                                                -----------    -----------        -----

  Petroleum - Integrated           7,400     Atlantic Richfield Co                  468,660        541,125
                                   1,300     BP Amoco PLC ADR                       111,453        131,300
                                     400     Conoco Inc Cl A                          9,453          9,825
                                   3,000     Elf Aquitaine ADR                      120,057        201,937
                                   1,400     Equitable Resources Inc                 39,024         36,487
                                   7,300     Exxon Corp                             342,745        515,106
                                   7,300     Mobil Corp                             303,438        642,400
                                   3,500     Repsol SA ADR                          119,233        179,375
                                   8,200     Royal Dutch Petroleum                  405,868        426,400
                                   4,574     Texaco Inc Com                         233,996        259,575
                                   6,500     Unocol Corp com                        265,320        239,688
                                   4,400     USX Marathon Group                     120,895        121,000
                                  12,000     YPF Sociedad Anonima ADR               291,622        378,750
                                                                                -----------    -----------
                                                                                  2,831,764      3,682,968         2.57%
                                                                                -----------    -----------        -----

  Petroleum - Producing            1,500     Burlington Resources Inc                70,670         59,906
                                   1,600     Kerr McGee Corp                         66,854         52,500
                                   3,000     Noble Affiliates Inc                   114,585         87,000
                                                                                -----------    -----------
                                                                                    252,109        199,406          .14%
                                                                                -----------    -----------        -----

  Railroad                         6,600     Norfolk Southern Corp                  179,579        174,075          .12%
                                                                                -----------    -----------        -----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS
  (Continued):
  R.E.I.T.s                       10,700     Choice Hotels Intl Inc             $   126,777    $   150,469
                                   5,500     Colonial Properties Trust              134,072        140,250
                                   5,000     Kilroy Realty Corp                     106,216        102,500
                                   6,300     MGI Properties Inc                     100,871        172,463
                                  10,000     Mid-Atlantic Realty Trust              101,031        102,500
                                  11,600     New Plan Excel Realty Trust            253,837        222,575
                                   5,300     Post Properties Inc                    202,202        192,125
                                   2,000     Spieker Properties Inc                  67,356         70,500
                                  10,100     Tanger Factory Outlet                  237,247        193,162
                                   6,400     Trinet Corp Realty Trust               181,489        162,400
                                                                                -----------    -----------
                                                                                  1,511,098      1,508,944         1.06%
                                                                                -----------    -----------        -----

  Restaurants                      6,000     McDonalds Corp                         191,460        271,875          .19%
                                                                                -----------    -----------        -----

  Research-Medical/Scientific      3,000     Aviron                                  75,218         60,750          .04%
                                                                                -----------    -----------        -----

  Retail Stores                    3,000     Costco Companies Inc                    54,625        274,688
                                   3,500     Meyer, Fred Inc Del New                 73,185        206,062
                                                                                -----------    -----------
                                                                                    127,810        480,750          .34%
                                                                                -----------    -----------        -----

  Semiconductors                   2,000     Intel Corp                             158,125        237,750
                                   3,500     Motorola Inc                           202,367        256,375
                                   3,600     Novellus Systems Inc                   200,567        198,450
                                   8,000     Xilinx Inc                             152,875        324,500
                                                                                -----------    -----------
                                                                                    713,934      1,017,075          .72%
                                                                                -----------    -----------        -----

  Services                        27,000     Cendant Corp                           317,734        430,312          .30%
                                                                                -----------    -----------        -----

  Telecommunications Equipment    10,500     Ciena Corp                             190,184        236,250
                                   3,714     Lucent Technologies                     97,673        401,112
                                  10,000     Scientific Atlanta Inc                 164,736        272,500
                                                                                -----------    -----------
                                                                                    452,593        909,862          .64%
                                                                                -----------    -----------        -----

  Telecommunications Services     11,334     Alltel Corp                            437,239        706,958
                                   5,500     Ameritech Corp New                     241,047        316,938
                                   5,300     AT&T Corp                              322,281        423,006
                                   7,500     Bell Atlantic Corp                     342,308        387,656
                                   5,000     Century Tel Enterprise                 261,071        351,250
                                   5,900     GTE Corp                               230,188        356,950
                                  18,400     SBC Communications Inc                 520,362        868,250
                                   4,000     Sprint Corp                            100,504        392,500
                                   2,000     Sprint Corp PCS                         12,068         88,625
                                     500     US West Inc New                         26,566         27,531
                                                                                -----------    -----------
                                                                                  2,493,634      3,919,664         2.74%
                                                                                -----------    -----------        -----

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                                  Percent
                                 Shares                                                           Market          of Net
Industries                        Held             Company Name                     Cost           Value          Assets
COMMON STOCKS
  (Continued):
  Water Utility                    6,300     American Water Works Inc           $   154,243    $   183,487          .13%
                                                                                -----------    -----------        -----

  Limited Partnerships (Units)   500,000     Bay Harbour 90-1, LP                   500,000        482,645
                                 400,000     Golfsouth 1994 LP                      380,000        200,000
                                 500,000     Mariner Partners, LP                   500,000        517,832
                                 100,000     Piedmont Venture Partners              100,000        100,000
                                 750,000     Rose Glen Capital Partners I, LP       750,000      1,110,940
                                 500,000     Safe Harbor Fund, LP                   500,000        603,907
                               1,000,000     Stark Investments, LP                1,000,000        972,617
                                  79,255     ULQ Hedge Fund LP                    1,025,002      1,101,676
                                  87,500     WP Strategic LP                         87,500         47,803
                                                                                -----------    -----------
                                                                                  4,842,502      5,137,420         3.59%
                                                                                -----------    -----------        -----

TOTAL INVESTMENTS IN COMMON STOCKS                                              $28,930,589     41,619,170        29.09%
                                                                                ===========    -----------        -----

BMC FUND, INC.                                                        SCHEDULE I


INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                                      Percent
                                                                                       Market         of Net
Industries                                       Company Name              Cost        Value          Assets
SHORT-TERM INVESTMENTS                         Evergreen Money
                                                 Market Fund        $  3,392,430    $  3,392,430       2.37%
                                                                    ============    ------------      -----
TOTAL INVESTMENTS -
  MARKET VALUE                                                                      $121,228,494      84.72%
                                                                                    ============      =====

*Putable prior to maturity date.

  Aggregate gross unrealized appreciation
    of security values                                                              $ 14,396,324
  Aggregate gross unrealized depreciation
    of security values                                                                (1,262,748)
                                                                                    ------------
  Net appreciation of security values                                                 13,133,576
  Tax cost of securities                                                             108,094,918
                                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES                                                    $121,228,494
                                                                                    ============

BMC FUND, INC.                                                       SCHEDULE II

INVESTMENTS - OTHER THAN SECURITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                    Market
                                                                   Value at
                                                                    End of
Description                                                         Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in
    Caldwell, Rutherford and Wilkes Counties, N.C                  $150,000 (a)
                                                                   --------

TOTAL                                                              $150,000
                                                                   ========

      Aggregate appreciation of investment land                    $  2,733
      Tax cost of investment land                                   147,267
                                                                   --------

      Market value of investment land                              $150,000
                                                                   ========

(a)  Non-income producing property.

BMC FUND, INC.                                                      SCHEDULE III

INVESTMENT IN AFFILIATES
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                   Number of        Amount of Equity
                                                Shares Held At        In Net Profit        Amount of       Value at
                                                   March 31,        And Loss for the       Dividends       March 31,
Issuer                                               1999                Period               (1)            1999
Broyhill Industries Inc. - wholly owned
  subsidiary                                        1,000             $      (304)          $   --       $    526,923

P. B. Realty, Inc. - wholly owned
  subsidiary                                        1,000               1,261,578               --         20,885,203
                                                                      -----------           ------       ------------

TOTAL                                                                 $ 1,261,274           $   --       $ 21,412,126
                                                                      ===========           ======       ============

(1) All of the dividends received by BMC Fund, Inc. from their wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.